SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)		12 Months Ended
	Dec. 29, 2014	Oct. 31, 2015	Oct. 31, 2014
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
License and Services Revenue			$ 1,187,320
Proceeds from Legal Settlements		$ 2,000,000
Short-term Investments		$ 2,400,000	$ 2,500,000
Convertible Preferred Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)		739,958
Awards Of Options With 10 Year Terms [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Share Based Compensation Arrangement By Share Based Payment Award, Award Vesting Period, Description		The stock options we granted during the year ended October 31, 2015 consisted of awards with 10-year terms that vest over one year, options with 10-year terms that vest over 36 months.	The stock options we granted during the year ended October 31, 2014 consisted of awards with 10-year terms that vest over one year, options with 10-year terms that vest over 36 months, options with 5-year terms which vest immediately and options with 10-year terms which vest upon achievement of performance milestones.
Employee Stock Option [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)		2,672,471	3,002,550
AUO License Agreement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
License and Services Revenue		$ 3,000,000
License Agreement, Aggregate License Fee		10,000,000
License Agreement, Contingent License Fee, Receivable		7,000,000
Deferred Revenue, Current			$ 1,187,000
AUO Settlement [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Proceeds from Legal Settlements	$ 9,000,000
Stock Award Granted To Employees And Consultants [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		0
Share-based Compensation		484,000	1,022,000
Amortization Related To Compensation Cost		484,000	964,000
Stock Options Granted To Employees And Directors [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Employee Service Share-based Compensation, Nonvested Awards, Compensation Cost Not yet Recognized		432,000
Share-based Compensation		2,192,000	2,128,000
Amortization Related To Compensation Cost		$ 2,092,781	$ 1,426,000
Property, Plant and Equipment, Useful Life		1 year 36 days
Warrant [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)		1,028,931	1,044,931
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 1 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage		53.00%	22.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 2 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage		37.00%	16.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 3 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage		10.00%	14.00%
Sales Revenue, Net [Member] | Customer Concentration Risk [Member] | Licensees 4 [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			10.00%
Patents [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Acquisition Costs, Period Cost		$ 0	$ 3,036,000
Amortization of Acquisition Costs		$ 325,000	$ 314,000